PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 30, 2010 CNY (¥)
Property Plant And Equipment [Line Items]
Sub-total	¥ 292,727	¥ 286,314
Less: accumulated depreciation	(126,794)	(117,891)
Total	165,933	168,423		$ 24,134
Depreciation expenses of continuing operations	19,973	17,103	¥ 17,620
Net carrying value of certain buildings for which the Group is in the process of applying for building ownership certificates	32,838
Ambow Beijing Campus And Shenyang K12 [Member]
Property Plant And Equipment [Line Items]
Depreciation expenses of continuing operations	600	600	¥ 600
Capital leases of properties	4,950	4,350			¥ 12,000
Building [Member]
Property Plant And Equipment [Line Items]
Sub-total	128,050	127,914
Assets Held Under Capital Leases [Member]
Property Plant And Equipment [Line Items]
Sub-total	12,000	12,000
Vehicles [Member]
Property Plant And Equipment [Line Items]
Sub-total	4,783	4,054
Office And Computer Equipment [Member]
Property Plant And Equipment [Line Items]
Sub-total	67,555	69,804
Lease hold Improvements [Member]
Property Plant And Equipment [Line Items]
Sub-total	¥ 80,339	¥ 72,542